Loans, Overdrafts and Long-Term Debt (Tables)	12 Months Ended
Feb. 01, 2014
Summary of Loans, Overdrafts and Long-Term Debt

Loans and overdrafts

(in millions)	February 1, 2014	February 2, 2013
Current liabilities – loans and overdrafts
Revolving credit facility	$—	$—
Bank overdrafts	19.3	—

Total loans and overdrafts	$19.3	$—